Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net cash used in operating activities	$ (4,506)	$ (1,468)
Cash flows from investing activities:
Purchase of property and equipment		(39)
Loans to related parties	(41)
Collection from loans to related parties		69
Net cash provided by/(used in) investing activities	(41)	30
Cash flows from financing activities:
Proceeds from short-term bank borrowings	6,402	5,734
Repayments of short-term bank borrowings	(5,717)	(5,771)
Proceeds from borrowings from related parties	51	453
Repayment of borrowings to related parties	(622)	(210)
Payment for deferred offering cost		(107)
Proceeds from issuance of notes to a third party, net of issuance cost	2,343
Net cash provided by financing activities	2,457	99
Effect of exchange rate changes on cash and cash equivalents	(34)	26
Net decrease in cash, cash equivalents and restricted cash	(2,124)	(1,313)
Cash, cash equivalents and restricted cash at the beginning of the period	2,473	2,120
Cash, cash equivalents and restricted cash at the end of the period	349	807
Supplemental disclosure of cash flow information:
Interest paid	(290)	(252)
Supplemental schedule of non-cash financing activities:
Attribution of net loss to subsidiary’s mezzanine equity		69
Accretion of mezzanine equity to redemption value		(5,558)
Right-of-use assets obtained in exchange for new operating lease liabilities		444
Settlement of payable to redeemable non-controlling interests	$ 16,000